UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2015

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 1.5%
Dana Holding Corp.	89,840	$1,848,907
Superior Industries International Inc.	83,085	1,521,287

Total Auto Components		3,370,194

Diversified Consumer Services - 0.3%
Sotheby’s Holdings Inc.	16,640	752,794

Household Durables - 1.4%
Ryland Group Inc.	24,460	1,134,210
WCI Communities Inc.	77,600	1,892,664	*

Total Household Durables		3,026,874

Multiline Retail - 1.4%
Burlington Stores Inc.	58,770	3,009,024	*

Specialty Retail - 4.3%
Cato Corp., Class A Shares	2,074	80,388
Express Inc.	63,700	1,153,607	*
GNC Holdings Inc., Class A Shares	56,650	2,519,792
MarineMax Inc.	23,020	541,200	*
Pier 1 Imports Inc.	305,560	3,859,223
Vitamin Shoppe Inc.	29,660	1,105,428	*

Total Specialty Retail		9,259,638

TOTAL CONSUMER DISCRETIONARY		19,418,524

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
Weis Markets Inc.	65,740	2,770,941

ENERGY - 5.1%
Energy Equipment & Services - 2.6%
C&J Energy Services Ltd.	64,860	856,152	*
Frank’s International NV	67,710	1,275,656
Gulf Island Fabrication Inc.	42,005	469,196
Key Energy Services Inc.	237,330	427,194	*
Natural Gas Services Group	47,700	1,088,514	*
TETRA Technologies Inc.	232,840	1,485,519	*

Total Energy Equipment & Services		5,602,231

Oil, Gas & Consumable Fuels - 2.5%
Carrizo Oil & Gas Inc.	45,540	2,242,390	*
Cloud Peak Energy Inc.	105,770	492,888	*
Jones Energy Inc., Class A Shares	56,110	507,796	*
WPX Energy Inc.	173,030	2,124,808	*

Total Oil, Gas & Consumable Fuels		5,367,882

TOTAL ENERGY		10,970,113

EXCHANGE-TRADED FUNDS - 2.8%
iShares Trust - iShares Russell 2000 Value Index Fund	59,562	6,072,942

FINANCIALS - 40.6%
Banks - 16.9%
First Republic Bank	74,410	4,690,062
FirstMerit Corp.	256,690	5,346,853
Signature Bank	50,480	7,389,767	*
SVB Financial Group	61,140	8,802,937	*
Tompkins Financial Corp.	43,142	2,317,588

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Banks - (continued)
Wintrust Financial Corp.	153,410	$8,189,026

Total Banks		36,736,233

Capital Markets - 7.3%
Affiliated Managers Group Inc.	35,800	7,825,880	*
Greenhill & Co. Inc.	37,734	1,559,546
HFF Inc., Class A Shares	26,997	1,126,585
Raymond James Financial Inc.	89,020	5,303,812

Total Capital Markets		15,815,823

Insurance - 6.5%
Allied World Assurance Co. Holdings AG	149,730	6,471,330
Axis Capital Holdings Ltd.	83,540	4,458,530
ProAssurance Corp.	67,280	3,109,009

Total Insurance		14,038,869

Real Estate Investment Trusts (REITs) - 5.9%
American Homes 4 Rent, Class A Shares	66,370	1,064,575
BioMed Realty Trust Inc.	53,640	1,037,398
Corporate Office Properties Trust	49,850	1,173,469
Cousins Properties Inc.	101,330	1,051,805
EastGroup Properties Inc.	28,590	1,607,616
Empire State Realty Trust Inc., Class A Shares	70,740	1,206,824
First Potomac Realty Trust	107,310	1,105,293
Hersha Hospitality Trust	29,650	760,226
Mid-America Apartment Communities Inc.	15,550	1,132,195
Pebblebrook Hotel Trust	48,300	2,071,104
Washington Real Estate Investment Trust	24,370	632,402

Total Real Estate Investment Trusts (REITs)		12,842,907

Real Estate Management & Development - 1.1%
CBRE Group Inc., Class A Shares	28,540	1,055,980	*
Jones Lang LaSalle Inc.	7,840	1,340,640

Total Real Estate Management & Development		2,396,620

Thrifts & Mortgage Finance - 2.9%
BankUnited Inc.	124,980	4,490,531
Westfield Financial Inc.	238,780	1,745,482

Total Thrifts & Mortgage Finance		6,236,013

TOTAL FINANCIALS		88,066,465

HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Brookdale Senior Living Inc.	20,410	708,227	*
Civitas Solutions Inc.	41,560	886,475	*
Cross Country Healthcare Inc.	88,057	1,116,563	*
LifePoint Health Inc.	14,670	1,275,556	*

TOTAL HEALTH CARE		3,986,821

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.5%
Triumph Group Inc.	48,510	3,201,175

Building Products - 0.5%
Gibraltar Industries Inc.	49,992	1,018,337	*

Commercial Services & Supplies - 1.0%
ACCO Brands Corp.	198,138	1,539,532	*
Herman Miller Inc.	19,370	560,374

Total Commercial Services & Supplies		2,099,906

Construction & Engineering - 1.4%
EMCOR Group Inc.	49,496	2,364,424

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
Tutor Perini Corp.	34,080	$735,446	*

Total Construction & Engineering		3,099,870

Machinery - 5.1%
Altra Industrial Motion Corp.	38,510	1,046,702
Harsco Corp.	180,230	2,973,795
Manitowoc Co. Inc.	127,000	2,489,200
RBC Bearings Inc.	28,730	2,061,665	*
Snap-on Inc.	15,753	2,508,665

Total Machinery		11,080,027

Marine - 0.4%
Diana Shipping Inc.	136,930	965,357	*

Professional Services - 0.9%
Korn/Ferry International	26,490	921,057
TrueBlue Inc.	36,856	1,101,995	*

Total Professional Services		2,023,052

Road & Rail - 1.2%
Old Dominion Freight Line Inc.	37,212	2,552,929	*

Trading Companies & Distributors - 1.3%
Rush Enterprises Inc., Class A Shares	105,850	2,774,328	*

TOTAL INDUSTRIALS		28,814,981

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 4.3%
Bel Fuse Inc., Class B Shares	35,651	731,558
Black Box Corp.	27,822	556,440
Digi International Inc.	237,260	2,265,833	*
InterDigital Inc.	42,000	2,389,380
Plantronics Inc.	59,370	3,343,125

Total Communications Equipment		9,286,336

Electronic Equipment, Instruments & Components - 3.1%
AVX Corp.	229,390	3,087,589
Park Electrochemical Corp.	194,100	3,718,956

Total Electronic Equipment, Instruments & Components		6,806,545

Semiconductors & Semiconductor Equipment - 7.4%
Exar Corp.	332,480	3,251,655	*
ON Semiconductor Corp.	225,890	2,640,654	*
Rudolph Technologies Inc.	331,600	3,982,516	*
Teradyne Inc.	155,120	2,992,265
Veeco Instruments Inc.	106,530	3,061,672	*

Total Semiconductors & Semiconductor Equipment		15,928,762

TOTAL INFORMATION TECHNOLOGY		32,021,643

MATERIALS - 6.9%
Chemicals - 2.4%
Koppers Holdings Inc.	89,690	2,217,137
Kraton Performance Polymers Inc.	81,810	1,953,623	*
PolyOne Corp.	27,710	1,085,401

Total Chemicals		5,256,161

Metals & Mining - 4.0%
Carpenter Technology Corp.	28,630	1,107,408
Commercial Metals Co.	85,630	1,376,931
Haynes International Inc.	36,000	1,775,520
Horsehead Holding Corp.	180,260	2,112,647	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
Metals & Mining - (continued)
Steel Dynamics Inc.		109,280	$2,263,735

Total Metals & Mining			8,636,241

Paper & Forest Products - 0.5%
Boise Cascade Co.		27,450	1,006,866	*

TOTAL MATERIALS			14,899,268

UTILITIES - 3.7%
Electric Utilities - 2.5%
ALLETE Inc.		12,300	570,597
Cleco Corp.		39,740	2,139,999
MGE Energy Inc.		21,400	828,822
Portland General Electric Co.		57,810	1,916,980

Total Electric Utilities			5,456,398

Gas Utilities - 1.2%
Laclede Group Inc.		15,190	790,791
New Jersey Resources Corp.		25,268	696,133
Northwest Natural Gas Co.		8,754	369,244
WGL Holdings Inc.		14,900	808,921

Total Gas Utilities			2,665,089

TOTAL UTILITIES			8,121,487

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $156,810,954)			215,143,185

	RATE
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,818,004)	0.103%	1,818,004	1,818,004

TOTAL INVESTMENTS - 100.1% (Cost - $158,628,958#)			216,961,189
Liabilities in Excess of Other Assets - (0.1)%			(159,240)

TOTAL NET ASSETS - 100.0%			$216,801,949

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Common stocks†	$215,143,185	—	—	$215,143,185
Short-term investments†	1,818,004	—	—	1,818,004

Total investments	$216,961,189	—	—	$216,961,189

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,207,732
Gross unrealized depreciation	(10,875,501)

Net unrealized appreciation	$58,332,231

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015